INCOME TAXES - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Interest expenses eligibility for deduction as a percentage of adjusted earnings before interest and tax expense					30.00%
Description of operating loss carryforwards expiration					2035 through 2038 with the remainder having an indefinite carryforward
Percentage of limitations on use for net operating loss carryforwards					80.00%
Description of tax credit carryforward expiration					2035 through 2044
Operating loss carryforwards, valuation allowance					$ 25,400,000	19,200,000
Increase in valuation allowance					$ 5,600,000
Minimum percentage increase in ownership by 5% shareholders during a three-year testing period			50.00%		50.00%
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration year					2035
Tax credit carryforward expiration year					2035
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration year					2038
Tax credit carryforward expiration year					2044
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 72,000,000	56,000,000
Domestic Tax Authority [Member] | Tax Cuts and Jobs Act of December Two Thousand and Seventeen [Member]
Operating Loss Carryforwards [Line Items]
Capital expenditure on research and development period over which the expenditure shall be amortized					5 years
Domestic Tax Authority [Member] | Expire Tax Period 2035 through 2037 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 1,800,000	1,800,000
Domestic Tax Authority [Member] | Expire Tax Period 2035 through 2043 [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount					1,300,000	1,600,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					53,000,000	30,000,000
State and Local Jurisdiction [Member] | Expire Tax Period 2035 through 2037 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 1,300,000	$ 1,300,000
Foreign Tax Jurisdiction [Member] | Tax Cuts and Jobs Act of December Two Thousand and Seventeen [Member]
Operating Loss Carryforwards [Line Items]
Capital expenditure on research and development period over which the expenditure shall be amortized					15 years